Other assets	6 Months Ended
Dec. 31, 2024
Text block [abstract]
Other assets
Note 6. Other assets

	Consolidated
	December 2024	June 2024
	$	$
Current assets
Prepayments	246,248	591,162

Other assets contain the prepayment of invoices in relation to the annual insurance renewal program and an offsetting borrowing for the funding of this prepayment in included in Borrowings - See Note 10 ‘Borrowings’.